Operating Lease Agreement - Summary of Future Minimum Rental Payments Under Non concealable Leases (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Future Minimum Payment Under Non Cancellable Leases [Line Items]
Future minimum rental payments	$ 51,350,000	$ 44,413,000	$ 6,597,000
Not later than 1 year [Member]
Disclosure Of Future Minimum Payment Under Non Cancellable Leases [Line Items]
Future minimum rental payments	13,018,000	10,022,000	1,223,000
Between 1 and 5 years [Member]
Disclosure Of Future Minimum Payment Under Non Cancellable Leases [Line Items]
Future minimum rental payments	24,106,000	28,193,000	$ 5,374,000
More than 5 years [Member]
Disclosure Of Future Minimum Payment Under Non Cancellable Leases [Line Items]
Future minimum rental payments	$ 14,226,000	$ 6,198,000